TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade payables	$ 29,258	$ 32,428
Other payables	10,633	12,356
Trade and other payables	$ 39,891	$ 44,784